Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: - SUBSEQUENT EVENTS

a.	On February 7, 2023, the Company’s Board approved the grant of 235,000 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.

b.

On February 19, 2023 the Company entered into definitive agreements to acquire the technology, intellectual property, and customer agreements of Continual Ltd for an amount of up to $2,500.

The closing of the acquisition is expected to occur within three months after the signing of the definitive agreements, pending the satisfaction of customary and transaction specific closing conditions and regulatory approvals.

c.	On March 28, 2023, the Company’s Board approved a new share option plan named the “2023 Share Option Plan” (hereinafter- the “2023 Plan”). The 2023 Plan expires on March 28, 2033. Under the 2023 Plan, the Company may grant options to purchase the Company’s ordinary shares, restricted shares and RSUs to the Company’s employees, directors, consultants and contractors.